Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other benefits	$ 9,689	$ 9,295
Equity-settled share-based compensation	2,693	1,920
Cash-settled share-based compensation	7,780	28,189
Key management personnel compensation	$ 20,162	$ 39,404